Retirement Benefits (Amount of accumulated other comprehensive income expected to be recognized in next fiscal year) (Details) $ in Millions	12 Months Ended
Sep. 30, 2016 USD ($)
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 88.8
Prior service cost	2.4
International [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	55.9
Prior service cost	(0.1)
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 0.2